Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) month shares	Dec. 31, 2017 CAD ($) month shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	1,009,100	578,490
Weighted average share price at grant date (CAD$)	$ 6.56	$ 9.62
Expected dividend yield	0.70%	0.70%
Expected stock price volatility (based on historical volatility)	57.00%	57.00%
Weighted average per share fair value of stock options granted (CAD$)	$ 3.11	$ 4.27
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.88%	0.91%
Expected life of option (months)	42	36
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	2.06%	1.35%
Expected life of option (months)	84	84